Geographic information (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information Details Narrative
Entity wide revenue, major customer, percentage	78.00%	100.00%	100.00%